Trade and other payables- Summary of trade and other payables (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Trade and other non-current payables	$ 50,159
Trade and other current payables	$ 18,913